GOVERNMENT PARTICIPATION - Aggregate Contributions Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Government Grants [Line Items]
Total contributions	$ 45.2	$ 29.0
Project New Core Markets
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	1.8	1.9
Contributions credited to income	2.6	2.2
Total contributions	4.4	4.1
Project Innovate
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	0.4	2.8
Contributions credited to income	6.9	16.8
Total contributions	7.3	19.6
Project SimÉco 4.0
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	2.5	1.8
Contributions credited to income	3.3	3.5
Total contributions	5.8	5.3
Project Digital Intelligence
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	12.1	0.0
Contributions credited to income	15.6	0.0
Total contributions	$ 27.7	$ 0.0